Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total principal	$ 222,375	$ 562,861
Less: unamortized discount and debt issuance costs	(7,310)	(3,182)
Total debt	215,065	559,679
Less: current portion	(10,962)	(43,573)
Long-term portion	204,103	516,106
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	155,000	341,132
Term Loans
Debt Instrument [Line Items]
Total principal	$ 67,375	$ 221,729